Cover	Jan. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2026
Entity File Number	001-40757
Entity Registrant Name	Clean Energy Special Situations Corp.
Entity Central Index Key	0001838000
Entity Tax Identification Number	85-3501488
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Hill County Blvd.
Entity Address, Address Line Two	Suite R-275
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	212
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false